Consolidated Statements of Income (Operations) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Revenue	$ 76,701,861	$ 79,148,458	$ 310,835,104	$ 297,003,096
Cost of transportation	53,481,360	56,910,016	222,402,301	212,294,364
Net revenues	23,220,501	22,238,442	88,432,803	84,708,732
Agent commissions	13,634,772	13,295,325	52,465,832	52,427,051
Personnel costs	4,099,746	3,757,372	16,111,370	13,191,851
Selling, general and administrative expenses	2,656,191	2,900,237	9,770,287	11,348,154
Depreciation and amortization	830,098	1,119,804	3,943,795	3,142,849
Transition and lease termination costs			1,544,454	1,018,298
Change in contingent consideration	(195,000)	50,000	(2,825,000)	(900,000)
Total operating expenses	21,025,807	21,122,738	81,010,738	80,228,203
Income from operations	2,194,694	1,115,704	7,422,065	4,480,529
Other income (expense):
Interest income	2,500	4,073	15,688	19,298
Interest expense	(521,163)	(495,331)	(2,015,944)	(1,269,439)
Gain on litigation settlement, net			368,162
Other	84,183	148,972	346,617	323,620
Total other expense	(434,480)	(342,286)	(1,285,477)	(926,521)
Income before income tax expense	1,760,214	773,418	6,136,588	3,554,008
Income tax expense	(651,835)	(340,004)	(2,371,158)	(1,474,820)
Net income	1,108,379	433,414	3,765,430	2,079,188
Less: Net income attributable to non-controlling interest	(16,642)	(30,261)	(107,972)	(177,794)
Net income attributable to Radiant Logistics, Inc.	$ 1,091,737	$ 403,153	$ 3,657,458	$ 1,901,394
Net income per common share - basic			$ 0.11	$ 0.06
Net income per common share - basic and diluted	$ 0.03	$ 0.01
Net income per common share - diluted			$ 0.10	$ 0.05
Weighted average shares outstanding:
Basic shares	33,337,362	33,031,110	33,120,767	32,260,375
Diluted shares	35,987,483	35,602,281	35,690,119	35,113,021